Fair Value Measurements and Financial Instruments - Narrative (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) Debt_Instrument	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Derivatives, Fair Value [Line Items]
Carrying amount of investments without readily determinable fair values		$ 200
Number of debt instruments in tender offers | Debt_Instrument	8
Derivative liability fair value of collateral		100
Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative notional mount		19,813	$ 20,173
Interest rate swaps | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Notional amount of derivative instruments entered during period		700	7,500
Notional amount of derivative settled		1,100	500
Cross currency swaps
Derivatives, Fair Value [Line Items]
Derivative notional mount		16,638	16,638
Cross currency swaps | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Notional amount of derivative instruments entered during period			14,000
Notional amount of derivative settled			10,200
Pre-tax gain (loss) recognized in other comprehensive income (loss)		(700)	1,400
Forward starting interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative notional mount		4,000	0
Forward starting interest rate swaps | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Notional amount of derivative instruments entered during period		4,000
Pre-tax gain (loss) recognized in other comprehensive income (loss)		(100)
Euro-denominated debt | Net Investment Hedging
Derivatives, Fair Value [Line Items]
Derivative notional mount		800	900
New interest rate caps
Derivatives, Fair Value [Line Items]
Notional amount of derivative instruments entered during period			300
Foreign exchange forwards
Derivatives, Fair Value [Line Items]
Notional amount of derivative instruments entered during period		2,800
Notional amount of derivative settled		2,200
Derivative notional mount		$ 600	$ 0
Treasury rate locks
Derivatives, Fair Value [Line Items]
Notional amount of derivative instruments entered during period	$ 2,000